Employee Benefit Plans - Net Periodic Benefit (Credit) Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic pension benefits
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 4,830	$ 4,696	$ 4,430
Discount rate	4.48%	4.13%	4.99%
Expected rate of return on plan assets	7.00%	7.25%	7.25%
Rate of compensation increase		3.00%	3.00%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 30	$ 58
Interest cost	182	170	180
Expected return on assets	(330)	(333)	(315)
Amortization of:
Prior service (credit) cost	0	(1)	(15)
Net actuarial loss	69	111	125
Settlement loss	2	1	0
Curtailment (gain)	0	(30)	0
Special termination benefit charge	0	0	1
Net periodic benefit (credit) cost	(77)	(52)	34
Foreign pension benefits
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 994	$ 959	$ 898
Discount rate	3.45%	3.33%	4.29%
Expected rate of return on plan assets	5.35%	5.25%	6.26%
Rate of compensation increase	3.51%	3.29%	3.71%
Components of net periodic benefit cost (credit):
Service cost	$ 29	$ 32	$ 33
Interest cost	36	38	43
Expected return on assets	(51)	(51)	(58)
Amortization of:
Prior service (credit) cost	1	0	1
Net actuarial loss	17	23	15
Settlement loss	1	0	0
Curtailment (gain)	0	0	0
Special termination benefit charge	0	0	0
Net periodic benefit (credit) cost	33	42	34
Domestic healthcare benefits
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 97	$ 92	$ 86
Discount rate	4.48%	4.13%	4.99%
Expected rate of return on plan assets	7.00%	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%	3.00%
Components of net periodic benefit cost (credit):
Service cost	$ 1	$ 1	$ 1
Interest cost	8	8	11
Expected return on assets	(7)	(6)	(6)
Amortization of:
Prior service (credit) cost	(10)	(10)	(10)
Net actuarial loss	8	10	11
Settlement loss	0	0	0
Curtailment (gain)	0	0	0
Special termination benefit charge	0	0	0
Net periodic benefit (credit) cost	$ 0	$ 3	$ 7
Foreign healthcare benefits
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate	3.60%	3.10%	4.21%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 0	$ 0
Interest cost	0	0	0
Expected return on assets	0	0	0
Amortization of:
Prior service (credit) cost	0	0	0
Net actuarial loss	0	0	0
Settlement loss	0	0	0
Curtailment (gain)	0	0	0
Special termination benefit charge	0	0	0
Net periodic benefit (credit) cost	$ 0	$ 0	$ 0